Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of deferred tax assets
	December 31,
	2017	2016	2015

Deferred tax assets:	USD in thousands

Operating loss carryforward	8,838	2,636	--

Deferred taxes due to carryforward losses	2,033	606	--
	2,033	606	--

Valuation allowance	(2,033)	(606)	--
Net deferred tax asset	--	--	--